Trade Accounts Receivable (Details) - Schedule of Trade Accounts Receivable - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2024	Dec. 31, 2023
Current receivables
Current receivables, subtotal		$ 2,840,161	$ 2,772,876
Overdue receivables:
Overdue receivables, subtotal		551,875	617,980
Trade accounts receivable, net	[1]	3,392,036	3,390,856
Expected credit losses		(89,133)	(84,913)
Present value adjustment		(4,617)	(5,825)
From 1 to 30 days [Member]
Overdue receivables:
Overdue receivables, subtotal		404,000	397,753
From 31 to 60 days [Member]
Overdue receivables:
Overdue receivables, subtotal		50,629	93,175
From 61 to 90 days [Member]
Overdue receivables:
Overdue receivables, subtotal		24,326	29,490
Above 90 days [Member]
Overdue receivables:
Overdue receivables, subtotal		166,670	188,300
Domestic sales [Member]
Current receivables
Current receivables, subtotal		1,901,136	1,920,310
Foreign sales [Member]
Current receivables
Current receivables, subtotal		$ 939,025	$ 852,566

[1]	Loans and receivables are classified as amortized cost; the trade accounts receivable are short-term and net of expected losses..